INCOME TAXES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
INCOME TAXES
Statutory federal income tax rate		21.00%
Increase in valuation allowance	$ 389	$ 2,606
Net operating loss carry-forward NOL	$ 1,309	$ 14,264